Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Income Taxes [Line Items]
Deferred tax assets, valuation allowance	$ 8,029	$ 12,705
Reversal of deferred tax asset, valuation allowance	4,677	$ 67,100
Positive evidence factor of cumulative pretax earnings		4 years
Income tax expense		$ 244,117
Benefit (provision) for income taxes	341,091	177,015	$ (435,218)
Net operating loss carryforwards	115,850	231,735
Deferred tax assets, operating loss carryforwards, state and local	113,844	143,616
Deferred tax assets, operating loss carryforwards, state expire in one year	2,032
Unrecognized tax benefits that would impact effective tax rate if recognized	4,717
Income tax penalties and interest accrued	31,469	19,124
Penalties and interest expense	13,956	3,778
Federal Net Operating Loss Carryforwards [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 2,007	88,120
Net operating loss carryforward, term	20 years
State Net Operating Loss Carryforwards Low End Range [Member]
Income Taxes [Line Items]
Net operating loss carryforward, term	5 years
State Net Operating Loss Carryforwards High End Range [Member]
Income Taxes [Line Items]
Net operating loss carryforward, term	20 years
Settlement Of Certain State Tax Nexus [Member]
Income Taxes [Line Items]
Decreases in accrued interest and penalties	$ 1,611	$ 5,172